Segment Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information [Line Items]
Income from office and parking properties									$ 196,405	[1]	$ 136,282		$ 82,100	[1]
Management company income									19,778		16,896		1,652
Property operating expenses									(76,360)	[2]	(56,041)	[2]	(35,661)
Depreciation and amortization									(78,195)		(53,129)		(25,041)
Management company expenses									(17,237)		(13,337)		(2,756)
Income tax expense	(118)	7	11	(161)	(6)	174	(224)	0	(261)		(56)		(2)
General and administrative expenses									(16,420)		(18,805)		(15,318)
Acquisition costs									(2,791)		(17,219)		(846)
Interest and other income	67	64	44	97	90	87	437	324	272		938		1,487
Equity in earnings of unconsolidated joint ventures					(8)	(14)	44	35	0		57		326
Interest expense	(9,033)	(8,521)	(8,536)	(8,830)	(8,364)	(8,578)	(7,369)	(6,106)	(34,920)	[3]	(30,417)		(19,037)	[3]
Adjustment for noncontrolling interest - unit holders									269		(5)		0
Adjustment for noncontrolling interest - real estate partnerships									3,317		85,105		10,789
Income (loss) from discontinued operations	(2,790)	158	108	3,668	(55,842)	(131,275)	(3,646)	(2,322)	1,144		(193,085)		(8,869)
Impairment loss on real estate									(5,700)		(6,420)		0
Non-cash impairment loss on mortgage loan receivable									0		(9,235)		0
Impairment loss on management contracts and goodwill									(41,967)		0		0
Gain on sale of real estate from discontinued operations									12,939		17,825		8,518
Gain on sale of real estate and other assets									548		743		40
ERROR in label resolution.									(216)		13,000		0
Dividends on preferred stock	(2,711)	(2,711)	(3,721)	(2,711)	(2,711)	(2,711)	(2,443)	(2,187)	(10,843)		(10,052)		(6,325)
Dividends on convertible preferred stock									(1,011)
Net income (loss) attributable to common stockholders	(51,713)	(582)	(948)	1,994	(59,762)	(55,738)	(14,673)	(6,782)	(51,249)		(136,955)		(8,943)
Total assets	1,906,611				1,636,311				1,906,611		1,636,311		1,603,682
Office and parking properties	1,562,717				921,937				1,562,717		921,937		1,389,767
Assets held for sale					382,789						382,789
Capital expenditures									37,506	[4]	58,758	[4]	49,760
Office Properties [Member]
Segment Reporting Information [Line Items]
Income from office and parking properties									196,405	[1]	136,282		82,100	[1]
Management company income									0		0		0
Property operating expenses									(76,360)	[2]	(56,041)	[2]	(35,661)
Depreciation and amortization									(78,195)		(53,129)		(25,041)
Management company expenses									0		0		0
Income tax expense									0		0		0
General and administrative expenses									0		0		0
Acquisition costs									(2,791)		(1,225)		(846)
Interest and other income									0		0		0
Equity in earnings of unconsolidated joint ventures											57		326
Interest expense									(30,980)	[3]	(23,693)		(13,021)	[3]
Adjustment for noncontrolling interest - unit holders									0		0
Adjustment for noncontrolling interest - real estate partnerships									3,317		85,105		10,789
Income (loss) from discontinued operations									1,144		(193,085)		(8,869)
Impairment loss on real estate									(5,700)		(6,420)
Non-cash impairment loss on mortgage loan receivable											0
Impairment loss on management contracts and goodwill									0
Gain on sale of real estate from discontinued operations									12,939		17,825		8,518
Gain on sale of real estate and other assets									48		743		40
ERROR in label resolution.									0		0
Dividends on preferred stock									0		0		0
Dividends on convertible preferred stock									0
Net income (loss) attributable to common stockholders									19,827		(93,581)		18,335
Total assets	1,832,493				1,532,803				1,832,493		1,532,803		1,590,545
Office and parking properties	1,562,717				921,937				1,562,717		921,937		1,389,767
Assets held for sale					382,789						382,789
Capital expenditures									37,506	[4]	58,758	[4]	49,760
Unallocated and Other [Member]
Segment Reporting Information [Line Items]
Income from office and parking properties									0	[1]	0		0	[1]
Management company income									19,778		16,896		1,652
Property operating expenses									0	[2]	0	[2]	0
Depreciation and amortization									0		0		0
Management company expenses									(17,237)		(13,337)		(2,756)
Income tax expense									(261)		(56)		(2)
General and administrative expenses									(16,420)		(18,805)		(15,318)
Acquisition costs									0		(15,994)		0
Interest and other income									272		938		1,487
Equity in earnings of unconsolidated joint ventures											0		0
Interest expense									(3,940)	[3]	(6,724)		(6,016)	[3]
Adjustment for noncontrolling interest - unit holders									269		(5)
Adjustment for noncontrolling interest - real estate partnerships									0		0		0
Income (loss) from discontinued operations									0		0		0
Impairment loss on real estate									0		0
Non-cash impairment loss on mortgage loan receivable											(9,235)
Impairment loss on management contracts and goodwill									(41,967)
Gain on sale of real estate from discontinued operations									0		0		0
Gain on sale of real estate and other assets									500		0		0
ERROR in label resolution.									(216)		13,000
Dividends on preferred stock									(10,843)		(10,052)		(6,325)
Dividends on convertible preferred stock									(1,011)
Net income (loss) attributable to common stockholders									(71,076)		(43,374)		(27,278)
Total assets	74,118				103,508				74,118		103,508		13,137
Office and parking properties	0				0				0		0		0
Assets held for sale					0						0
Capital expenditures									$ 0	[4]	$ 0	[4]	$ 0

[1]	Included in income from office and parking properties are rental revenues, customer reimbursements, parking income and other income.
[2]	Included in property operating expenses are real estate taxes, insurance, contract services, repairs and maintenance and property operating expenses.
[3]	Interest expense for office properties represents interest expense on property secured mortgage debt. It does not include interest expense on the Company's unsecured credit facility, which is included in "Unallocated and Other".
[4]	Capital expenditures include building improvements, tenant improvements and leasing costs.